General and administrative expenses (Details) - General And Administrative Expenses [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Employee compensation	$ (191)	$ (226)	$ (376)	$ (514)
Materials, third-party services, freight, rent and other related costs	(48)	(42)	(112)	(136)
Depreciation, depletion and amortization	(21)	(23)	(45)	(52)
Expenses, by nature	$ (260)	$ (291)	$ (533)	$ (702)